Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Restricted cash
Allowance for credit losses	1,152,055	1,152,055	932,276	932,276	$ 1,405,588
Accounts Receivable, Allowance for Credit Loss, Recovery	113,345		474,982		11,631
Write down	235,674		(438,949)		1,102,119
Interest expense
Deferred revenue	2,372,037	2,372,037	2,357,016	2,357,016
Revenue recognised	1,910,872		1,787,159
Marketing expense	235,495		1,421,315		$ 2,142,803
Cash deposit	$ 2,184,920	$ 2,184,920	$ 1,250,281	$ 1,250,281
Bank deposits (in Yuan Renminbi) | ¥						¥ 500,000
Exchange rates, per share | (per share)	$ 0.1391	$ 1	$ 0.1412
Average exchange rate, per share | (per share)	$ 0.1404		$ 0.1419	$ 1	$ 0.1489
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful	3 years	3 years				3 years
Investee	20.00%
Value added tax	9.00%	9.00%				9.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Investee	50.00%
Value added tax	13.00%	13.00%				13.00%
Accounts Receivable [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses	$ 438,864	$ 438,864
Accounts Receivable [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses			$ 559,382	$ 559,382
Service [Member]
Summary of Significant Accounting Policies [Line Items]
Service fees	316,607		544,562		$ 123,208
Shipping and Handling [Member]
Summary of Significant Accounting Policies [Line Items]
Cost of revenues	$ 1,634,158		$ 1,932,398		$ 2,074,452
Supplier One [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Customer accounted	26.00%		15.00%		14.00%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Customer accounted	16.00%		11.00%		12.00%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Customer accounted			10.00%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Customer accounted	8.30%
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Customer accounted			11.40%		15.90%